Financial Instruments - Changes in Fair Value Attributable to Changes in Bank'S Own Credit Risk for Financial Liabilities Designated at Fair Value (Detail) - Senior note liabilities [member] - CAD ($)
$ in Millions
	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Contractual maturity amount	$ 12,420	$ 11,783	$ 10,509
Carrying value	12,994	12,235	9,907
Difference between carrying value and contractual maturity amount	(574)	(452)	602
Changes in fair value for the period attributable to changes in own credit risk recorded in other comprehensive income	(12)	18	30
Cumulative changes in fair value attributable to changes in own credit risk	$ (67)	$ (55)	$ (36)